                                                       -------------------------
                              UNITED STATES                     OMB APPROVAL
                   SECURITIES AND EXCHANGE COMMISSION  -------------------------
                         Washington, D.C. 20549        OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                               FORM 24F-2              Estimated average burden
                    ANNUAL NOTICE OF SECURITIES SOLD   hours per response......1
                         PURSUANT TO RULE 24F-2        -------------------------

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.     Name and address of issuer:

       T. Rowe Price Variable Annuity Account
       700 Harrison
       Topeka, Kansas 66636-0001
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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
       the issuer, check the box but do not list series or classes):         |_|

       T. Rowe Price Variable Annuity Account
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3.     Investment Company Act File Number:  811-08724

       Securities Act File Number:  033-83238
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4(a).  Last day of fiscal year for which this Form is filed:

       December 31, 1997
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4(b).  |_|  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).  |_|  Check box if this is the last time the  issuer  will be filing  this
            Form.
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SEC 2393 (9-97)

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5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                    $111,847,693
                                                                     -----------

         (ii)  Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                            $ 41,646,260
                                                        -----------

        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                             $          0
                                                        -----------

         (iv)  Total available redemption credits
               [add items 5(ii) and 5(iii)]:                       -$ 41,646,260
                                                                     -----------

          (v)  Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                     $ 70,201,433
                                                                     -----------
       -------------------------------------------------------------------------
         (vi)  Redemption credits available for use
               in future years - if Item 5(i) is
               less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:                  $(         0)
                                                        -----------
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        (vii)  Multiplier for determining
               registration fee (See Instruction
               C.9):                                                x    .000295
                                                                     -----------

       (viii)  Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no
               fee is due):                                        =$  20,709.42
                                                                     ===========
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6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 5,642,528. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
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7.     Interest due - if this Form is being filed more than
       90 days after the end of the issuer's fiscal year
       (see Instruction D):                                        +$          0
                                                                     -----------
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8.     Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:                =$  20,709.42
                                                                     ===========
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 20, 1998

       Method of Delivery:
            |X|  Wire Transfer
            |_|  Mail or other means
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SEC 2393 (9-97)

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                      AMY J. LEE
                         -------------------------------------------------------

                                     Amy J. Lee, Assistant Secretary
                         -------------------------------------------------------

Date        March 24, 1998
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  *Please print the name and title of the signing officer below the signature.

SEC 2393 (9-97)